UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended March 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Chesapeake Asset Management LLC

Address:  One Rockefeller Plaza
          Suite 1210
          New York, New York  10020

13F File Number: 028-04687

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Cathaleen Lindsay
Title:    13F Compliance Officer
Phone:    (212) 218-4040

Signature, Place and Date of Signing:


/s/ Cathaleen Lindsay              New York, NY              May 15, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       86

Form 13F Information Table Value Total:   $174,627
                                         (thousands)

List of Other Included Managers: None

                                                  CHESAPEAKE ASSET MANAGEMENT, LLC

                                                     FORM 13F INFORMATION TABLE
                                                         AS OF DATE: 3/31/07
         COLUMN 1                 COLUMN 2       COLUMN 3    COLUMN 4    COLUMN 5    COL  6   COL 7             COLUMN 8
                                                                                                            VOTING AUTHORITY
           NAME                   TITLE OF        CUSIP      FAIR MKT    SHRS OR     INVSMT   OTHR
         OF ISSUER                 CLASS          NUMBER       VALUE     PRN AMT     DSCRTN   MGRS   SOLE       SHARED       NONE
------------------------------------------------------------------------------------------------------------------------------------
AT&T INC                       COM              00206R102      602,043    15,269      SOLE             1,712                  13,557
AFLAC INC                      COM              001055102   16,139,792   342,962      SOLE           138,698                 204,264
AMR CORP                       COM              001765106    1,516,410    49,800      SOLE            20,700                  29,100
AIR PRODS & CHEMS INC          COM              009158106      281,048     3,800      SOLE             3,400                     400
AMGEN INC                      COM              031162100      436,646     7,814      SOLE                 0                   7,814
ANHEUSER BUSCH COS INC         COM              035229103    1,638,739    32,476      SOLE            15,092                  17,384
ARCHER DANIELS MIDLAND CO      COM              039483102    2,619,976    71,389      SOLE            53,469                  17,920
ASHLAND INC NEW                COM              044209104      301,170     4,591      SOLE             4,591                       0
BJS WHOLESALE CLUB INC         COM              05548J106    1,474,751    43,593      SOLE            22,275                  21,318
BP PLC                         SPONSORED ADR    055622104      297,526     4,595      SOLE             1,058                   3,537
BT GROUP PLC                   ADR              05577E101    2,802,467    46,700      SOLE            27,975                  18,725
BAKER HUGHES INC               COM              057224107   10,658,503   161,175      SOLE            89,900                  71,275
BRONCO DRILLING CO INC         COM              112211107    1,930,405   116,500      SOLE            42,050                  74,450
CADBURY SCHWEPPES PLC          ADR              127209302      698,478    13,597      SOLE             8,374                   5,223
CAMPBELL SOUP CO               COM              134429109      264,899     6,801      SOLE             6,801                       0
CARNIVAL CORP                  PAIRED CTF       143658300      866,910    18,500      SOLE            14,000                   4,500
CHUBB CORP                     COM              171232101    2,748,844    53,200      SOLE            33,750                  19,450
CHURCH & DWIGHT INC            COM              171340102      833,343    16,551      SOLE             2,550                  14,001
COMCAST CORP NEW               CL A SPL         20030N200      343,845    13,500      SOLE                 0                  13,500
COMCAST CORP NEW               CL A             20030N101      408,661    15,748      SOLE             1,105                  14,643
CORNING INC                    COM              219350105      536,664    23,600      SOLE            20,600                   3,000
COVENTRY HEALTH CARE INC       COM              222862104      296,224     5,285      SOLE             2,686                   2,599
DIAGEO P L C                   SPON ADR NEW     25243Q205      291,420     3,600      SOLE             2,900                     700
DU PONT E I DE NEMOURS & CO    COM              263534109      307,652     6,224      SOLE                 0                   6,224
EBAY INC                       COM              278642103    2,555,865    77,100      SOLE            30,200                  46,900
ECHOSTAR COMMUNICATIONS NEW    CL A             278762109    1,691,599    38,950      SOLE            32,000                   6,950
EL PASO CORP                   COM              28336L109    1,962,132   135,600      SOLE            83,700                  51,900
ERICSSON L M TEL CO            ADR B SEK 10     294821608    3,181,061    85,766      SOLE            23,435                  62,331
EXXON MOBIL CORP               COM              30231G102    2,722,161    36,079      SOLE                 0                  36,079
FEDERAL NAT MTG ASSN           COM              313586109      740,924    13,575      SOLE             8,350                   5,225
FERRO CORP                     COM              315405100    2,699,089   124,900      SOLE            43,900                  81,000
GENERAL ELECTRIC CO            COM              369604103    4,737,144   133,969      SOLE            36,450                  97,519
GLOBALSANTAFE CORP             SHS              G3930E101    2,818,776    45,700      SOLE            20,100                  25,600
GRUPO TELEVISA SA DE CV        SP ADR REP ORD   40049J206    1,722,440    57,800      SOLE            38,700                  19,100
HSBC HOLDINGS PLC              SPON ADR NEW     404280406    3,486,057    39,700      SOLE            22,250                  17,450
HARRAHS ENTMT INC              COM              413619107    2,997,975    35,500      SOLE            14,500                  21,000
HESS CORP                      COM              42809H107      316,179     5,700      SOLE             2,100                   3,600
HOUSEVALUES INC                COM              44183Y102       63,103    12,471      SOLE            12,471                       0
INTL PAPER CO                  COM              460146103      221,276     6,079      SOLE             6,000                      79
INTERNATIONAL BUSINESS MACHS   COM              459200101    1,210,487    12,842      SOLE            10,000                   2,842
IRON MTN INC                   COM              462846106    3,216,603   123,100      SOLE            55,400                  67,700
ISHARES INC                    MSCI JAPAN       464286848    7,375,334   506,200      SOLE           236,550                 269,650
ITT CORP NEW                   COM              450911102      277,472     4,600      SOLE             4,200                     400
JP MORGAN CHASE & CO           COM              46625H100    3,359,023    69,430      SOLE            44,060                  25,370
KIMCO REALTY CORP              COM              49446R109    3,134,957    64,320      SOLE                 0                  64,320
LOCKHEED MARTIN CORP           COM              539830109    4,492,608    46,306      SOLE            19,200                  27,106
MARKEL CORP                    COM              570535104      266,657       550      SOLE                 0                     550
MARSH & MCLENNAN COS INC       COM              571748102      732,250    25,000      SOLE            10,100                  14,900
MEDCO HEALTH SOLUTIONS INC     COM              58405U102      339,295     4,678      SOLE             2,048                   2,630
MERCK & CO INC                 COM              589331107      676,110    15,307      SOLE             8,000                   7,307
MOTOROLA INC                   COM              620076109      854,610    48,365      SOLE            19,650                  28,715
NABORS INDUSTRIES LTD          SHS              G6359F103    2,711,838    91,400      SOLE            35,600                  55,800
NETWORK APPLIANCE INC          COM              64120L104    2,899,688    79,400      SOLE            29,700                  49,700
NEWS CORP                      CL B             65248E203      978,800    40,000      SOLE            40,000                       0
NTT DOCOMO INC                 SPONS ADR        62942M201    1,286,414    69,800      SOLE            30,000                  39,800
OPSWARE INC                    COM              68383A101    5,826,825   803,700      SOLE           306,800                 496,900
PMC-SIERRA INC                 COM              69344F106    1,423,030   203,000      SOLE            67,000                 136,000
PEPSICO INC                    COM              713448108    1,627,136    25,600      SOLE            15,900                   9,700
PFIZER INC                     COM              717081103      781,671    30,945      SOLE                 0                  30,945
PITNEY BOWES INC               COM              724479100      487,171    10,733      SOLE             9,000                   1,733
PROCTER & GAMBLE CO            COM              742718109      444,646     7,040      SOLE             2,000                   5,040
Q MED                          COM              747914109      155,050    35,000      SOLE            35,000                       0
ROYAL BK CDA MONTREAL QUE      COM              780087102      360,877     7,232      SOLE             7,232                       0
ROYAL DUTCH SHELL PLC          SPON ADR A       780259206    3,135,261    47,289      SOLE            14,000                  33,289
SCHLUMBERGER LTD               COM              806857108    2,823,979    40,868      SOLE            18,328                  22,540
SPDR TR                        UNIT SER 1       78462F103    2,641,200    18,600      SOLE             8,400                  10,200
STERICYCLE INC                 COM              858912108      245,967     3,018      SOLE             3,018                       0
SUBURBAN PROPANE PARTNER L     UNIT LTD PARTN   864482104      264,000     6,000      SOLE                 0                   6,000
TECHNE CORP                    COM              878377100    2,186,930    38,300      SOLE             5,500                  32,800
TELEFLEX INC                   COM              879369106      442,455     6,500      SOLE                 0                   6,500
TELEFONICA S A                 SPONSORED ADR    879382208    2,110,524    31,785      SOLE            20,431                  11,354
3M CO                          COM              88579Y101      313,669     4,104      SOLE                 0                   4,104
TIME WARNER INC                COM              887317105    2,216,311   112,389      SOLE            58,000                  54,389
TOOTSIE ROLL INDS INC          COM              890516107      729,047    24,326      SOLE             9,070                  15,256
TRANSOCEAN INC                 ORD              G90078109      478,517     5,857      SOLE             2,296                   3,561
TRIDENT MICROSYSTEMS INC       COM              895919108    1,931,778    96,300      SOLE            36,000                  60,300
USAIRWAYS GROUP INC            COM              90341W108    2,819,760    62,000      SOLE            22,100                  39,900
UNILEVER N V                   N Y SHS NEW      904784709    4,042,412   138,344      SOLE            51,690                  86,654
UST INC                        COM              902911106    2,798,115    48,260      SOLE            32,200                  16,060
UNITED STATES STL CORP NEW     COM              912909108    9,624,449    97,050      SOLE            50,450                  46,600
UNITED TECHNOLOGIES CORP       COM              913017109    1,339,325    20,605      SOLE            16,700                   3,905
VERIZON COMMUNICATIONS         COM              92343V104      308,783     8,143      SOLE             1,803                   6,340
WACHOVIA CORP 2ND NEW          COM              929903102    3,189,322    57,935      SOLE            22,912                  35,023
DISNEY WALT CO                 COM DISNEY       254687106    1,469,404    42,678      SOLE            13,303                  29,375
WYETH                          COM              983024100      323,694     6,470      SOLE                 0                   6,470
YAHOO INC                      COM              984332106    4,061,442   129,800      SOLE            63,250                  66,550

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